Annual Total Returns - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	1.60%
Annual Return 2015	(6.30%)
Annual Return 2016	16.40%
Annual Return 2017	9.36%
Annual Return 2018	(2.17%)
Annual Return 2019	15.16%
Annual Return 2020	4.54%
Annual Return 2021	6.44%
Annual Return 2022	(10.26%)
Annual Return 2023	11.20%